Current and deferred income tax - Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income
Balance at beginning of the year	$ (48,212)	$ (136,810)	$ (141,950)
Effect on (loss) income for the year	87,344	104,746	33,030
Effect on other comprehensive (loss) income	(40,371)	453	(126)
Impact of the adoption of IFRIC 23		(10,070)
Foreign exchange (loss)gain	4,427	(6,531)	(27,764)
Balance at end of the year	$ 3,188	$ (48,212)	$ (136,810)